Equity - Summary of Cash Dividends (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Equity [Abstract]
Total Dividend	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.4	$ 0.5	$ 0.5	$ 0.5